CVC - DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
The following table provides details of the Company's outstanding credit facility debt:

			March 31, 2018		December 31, 2017
	Maturity Date	Interest Rate	Principal Amount	Carrying Amount (a)	Principal Amount	Carrying Amount (a)
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	—%	$—	$—	$450,000	$425,488
Term Loan Facility	July 17, 2025	4.04%	2,977,500	2,960,859	2,985,000	2,967,818
Incremental Term Loan Facility	January 25, 2026	4.28%	1,500,000	1,481,825	—	—
Cequel:
Revolving Credit Facility (c)	$65,000 on November 30, 2021, and remaining balance on April 5, 2023	—	—	—	—	—
Term Loan Facility	July 28, 2025	4.13%	1,255,513	1,247,318	1,258,675	1,250,217
			$5,733,013	5,690,002	$4,693,675	4,643,523
Less: Current portion				53,900		42,650
Long-term debt				$5,636,102		$4,600,873

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)
At March 31, 2018, $115,973 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $2,184,027 of the facility was undrawn and available, subject to covenant limitations.

(c)
At March 31, 2018, $13,500 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $336,500 of the facility was undrawn and available, subject to covenant limitations.

The following table provides details of the Company's outstanding credit facility debt:

				Carrying Amount (a)
	Maturity Date	Interest Rate	Principal	December 31, 2017	December 31, 2016
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	4.75%	$450,000	$425,488	$145,013
Term Loan Facility	July 17, 2025	3.74%	2,985,000	2,967,818	2,486,874
Cequel:
Revolving Credit Facility (c)	November 30, 2021	—	—	—	—
Term Loan Facility	July 28, 2025	3.82%	1,258,675	1,250,217	812,903
			$4,693,675	4,643,523	3,444,790
Less: Current portion				42,650	33,150
Long-term debt				$4,600,873	$3,411,640

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts.

(b)
At December 31, 2017, $115,973 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $1,734,027 of the facility was undrawn and available, subject to covenant limitations.

(c)
At December 31, 2017, $13,500 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $336,500 of the facility was undrawn and available, subject to covenant limitations.

Schedule of Long-term Debt Instruments
The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

						March 31, 2018		December 31, 2017
Date Issued	Maturity Date	Interest Rate				Principal Amount	Carrying Amount (a)	Principal Amount	Carrying Amount (a)
CSC Holdings Senior Notes:
February 6, 1998	February 15, 2018	7.875%	(b)	(f)	(o)	$—	$—	$300,000	$301,184
July 21, 1998	July 15, 2018	7.625%	(b)	(f)		500,000	504,213	500,000	507,744
February 12, 2009	February 15, 2019	8.625%	(c)	(f)		526,000	537,930	526,000	541,165
November 15, 2011	November 15, 2021	6.750%	(c)	(f)		1,000,000	962,332	1,000,000	960,146
May 23, 2014	June 1, 2024	5.250%	(c)	(f)		750,000	663,291	750,000	660,601
October 9, 2015	January 15, 2023	10.125%	(e)			1,800,000	1,778,745	1,800,000	1,777,914
October 9, 2015	October 15, 2025	10.875%	(e)	(l)		1,684,221	1,661,516	1,684,221	1,661,135
CSC Holdings Senior Guaranteed Notes:
October 9, 2015	October 15, 2025	6.625%	(e)			1,000,000	987,037	1,000,000	986,717
September 23, 2016	April 15, 2027	5.500%	(g)			1,310,000	1,304,581	1,310,000	1,304,468
January 29, 2018	February 1, 2028	5.375%	(n)			1,000,000	991,665	—	—
Cablevision Senior Notes (k):
April 15, 2010	April 15, 2018	7.750%	(c)	(f)	(o)	—	—	750,000	754,035
April 15, 2010	April 15, 2020	8.000%	(c)	(f)		500,000	492,795	500,000	492,009
September 27, 2012	September 15, 2022	5.875%	(c)	(f)		649,024	575,348	649,024	572,071
Cequel and Cequel Capital Senior Notes (l):
Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	(d)	(m)		1,050,000	1,029,364	1,050,000	1,027,493
May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	(d)			1,250,000	1,144,929	1,250,000	1,138,870
June 12, 2015	July 15, 2025	7.750%	(i)			620,000	604,755	620,000	604,374
Altice US Finance I Corporation Senior Secured Notes (l):
June 12, 2015	July 15, 2023	5.375%	(h)			1,100,000	1,083,159	1,100,000	1,082,482
April 26, 2016	May 15, 2026	5.500%	(j)			1,500,000	1,488,306	1,500,000	1,488,024
						$16,239,245	15,809,966	$16,289,245	15,860,432
Less: current portion							1,042,143		507,744
Long-term debt							$14,767,823		$15,352,688

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any dividends or distributions received from CSC Holdings. CSC Holdings is restricted, in certain circumstances, from paying dividends or distributions to the issuers by the terms of the CVC Credit Facilities Agreement.

(l)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any contributions/distributions from Cequel Communications, LLC (an indirect subsidiary of Cequel and the parent of Altice US Finance I). Cequel Communications, LLC is restricted in certain circumstances, from paying dividends or distributions to the issuers by the terms of the Cequel Credit Facilities Agreement.

(m)	These notes were repaid in April 2018 with the proceeds from the issuance of new senior notes (see Note 17).

(n)
The 2028 Guaranteed Notes are redeemable at any time on or after February 1, 2023 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% of the original aggregate principal amount of the notes may be redeemed using the proceeds of certain equity offerings before February 1, 2021, at a redemption price equal to 105.375%, plus accrued and unpaid interest.

(o)	These notes were repaid in February 2018 with the proceeds from the 2028 Guaranteed Notes (defined below) and with the proceeds from the Incremental Term Loan.

The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

			Interest Rate	Principal Amount	Carrying Amount (a)
Issuer	Date Issued	Maturity Date			December 31, 2017	December 31, 2016
Senior notes:
CSC Holdings (b)(f)(n)	February 6, 1998	February 15, 2018	7.875%	$300,000	$301,184	$310,334
CSC Holdings (b)(f)	July 21, 1998	July 15, 2018	7.625%	500,000	507,744	521,654
CSC Holdings (c)(f)	February 12, 2009	February 15, 2019	8.625%	526,000	541,165	553,804
CSC Holdings (c)(f)	November 15, 2011	November 15, 2021	6.750%	1,000,000	960,146	951,702
CSC Holdings (c)(f)	May 23, 2014	June 1, 2024	5.250%	750,000	660,601	650,193
CSC Holdings (e)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,777,914	1,774,750
CSC Holdings (e)(l)	October 9, 2015	October 15, 2025	10.875%	1,684,221	1,661,135	1,970,379
Senior guaranteed notes:
CSC Holdings (e)	October 9, 2015	October 15, 2025	6.625%	1,000,000	986,717	985,469
CSC Holdings (g)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,468	1,304,025
Senior notes:
Cablevision (k)(o)	September 23, 2009	September 15, 2017	8.625%	—	—	926,045
Cablevision (c)(f)(n)(o)	April 15, 2010	April 15, 2018	7.750%	750,000	754,035	767,545
Cablevision (c)(f)(o)	April 15, 2010	April 15, 2020	8.000%	500,000	492,009	488,992
Cablevision (c)(f)(o)	September 27, 2012	September 15, 2022	5.875%	649,024	572,071	559,500
Senior notes:
Cequel Communications Holdings I and Cequel Capital (d)(m)(p)	Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	1,050,000	1,027,493	1,457,439
Cequel Communications Holdings I and Cequel Capital (d)(p)	May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	1,250,000	1,138,870	1,115,767
Cequel Communications Holdings I and Cequel Capital (i)(p)	June 12, 2015	July 15, 2025	7.750%	620,000	604,374	602,925
Senior secured notes:
Altice US Finance I Corporation (h)(p)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,082,482	1,079,869
Altice US Finance I Corporation (j)(p)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,488,024	1,486,933
				$16,289,245	15,860,432	17,507,325
Less: Current portion					507,744	926,045
Long-term debt					$15,352,688	$16,581,280

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
In April 2017, the Company redeemed $500,000 of the senior notes from proceeds from the CVC Term Loan facility. In September 2017, these senior notes matured and the Company repaid the remaining principal balance of $400,000.

(l)
In July 2017, the Company used approximately $350,120 of the proceeds from the IPO to fund the redemption of $315,779 principal amount of CSC Holdings senior notes due October 2025 and the related call premium of approximately $34,341which was recorded as a loss on extinguishment of debt. The Company also recorded a write-off of deferred financings costs in connection with this redemption aggregating $4,516.

(m)	In April 2017, the Company redeemed $450,000 of the senior notes from proceeds from the Cequel Term Loan facility.

(n)	As a result of the repayment of these notes in February 2018, discussed in Note 20, the carrying amount of these Notes has been classified as long-term indebtedness.

(o)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any dividends or distributions received from CSC Holdings. CSC Holdings is restricted, in certain circumstances, from paying dividends or distributions to the issuers by the terms of the CVC Credit Facilities Agreement.

(p)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any contributions/distributions from Cequel Communications, LLC (an indirect subsidiary of Cequel and the parent of Altice US Finance I). Cequel Communications, LLC is restricted in certain circumstances, from paying dividends or distributions to the issuers by the terms of the Cequel Credit Facilities Agreement.

Schedule of Maturities of Long-term Debt
The future maturities of debt payable by the Company under its various debt obligations outstanding as of March 31, 2018, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2018	$581,298	$14,193	$595,491
2019	579,587	32,563	612,150
2020	547,517	1,062,715	1,610,232
2021	2,506,407	1,262,725	3,769,132
2022	695,806	12,730	708,536
Thereafter	11,812,663	4,416,240	16,228,903

The future maturities of debt payable by the Company under its various debt obligations outstanding as of December 31, 2017, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2018	$1,619,094	$16,518	$1,635,612
2019	565,604	18,310	583,914
2020	552,902	1,062,713	1,615,615
2021	2,921,269	1,262,723	4,183,992
2022	680,700	12,734	693,434
Thereafter	9,380,513	4,416,270	13,796,783

Cablevision Systems Corporation And Subsidiaries
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
The following table provides details of the Company's outstanding credit facility debt (net of unamortized financing costs and unamortized discounts):

	Maturity Date	Interest Rate	Principal	December 31, 2015 (a)
Restricted Group:
Term A loan facility (b)	April 17, 2018	2.17%	$886,621	$885,105
Term B loan facility (b)	April 17, 2020	2.92%	1,159,031	1,150,227
Restricted Group Credit Facilities debt				$2,035,332

(a)	The unamortized discounts and deferred financing costs amounted to $11,200 at December 31, 2015.

(b)	In connection with the Merger, the Company repaid the then outstanding Term A and Term B loan facilities (see discussion above).

Schedule of Long-term Debt Instruments
The following table summarizes the Company's senior notes and debentures as of December 31, 2015:

			Interest	Principal	Carrying
Issuer	Date Issued	Maturity Date	Rate	Amount	Amount (c)
CSC Holdings (a)	February 6, 1998	February 15, 2018	7.875%	$300,000	$299,091
CSC Holdings (a)	July 21, 1998	July 15, 2018	7.625%	500,000	498,942
CSC Holdings (b)	February 12, 2009	February 15, 2019	8.625%	526,000	511,079
CSC Holdings (b)	November 15, 2011	November 15, 2021	6.750%	1,000,000	985,640
CSC Holdings (b)	May 23, 2014	June 1, 2024	5.250%	750,000	737,500
Cablevision (b)	September 23, 2009	September 15, 2017	8.625%	900,000	891,238
Cablevision (b)	April 15, 2010	April 15, 2018	7.750%	750,000	744,402
Cablevision (b)	April 15, 2010	April 15, 2020	8.000%	500,000	494,410
Cablevision (b)	September 27, 2012	September 15, 2022	5.875%	649,024	638,709
Total					$5,801,011

(a)	The debentures are not redeemable by the Company prior to maturity.

(b)	The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(c)	The carrying amount of the notes is net of the unamortized deferred financing costs and/or discounts/premiums.

Schedule of Maturities of Long-term Debt
Total amounts payable by the Company under its various debt obligations outstanding, including the debt transaction subsequent to the merger discussed above and including notes payable, collateralized indebtedness, and capital leases, during the periods shown below, are as follows:

Years Ending December 31,
2017	$1,719,180
2018	2,103,441
2019	557,348
2020	526,340
2021	1,200,256
Thereafter	9,884,024